CONSOLIDATED STATEMENTS OF CASH FLOW (Parenthetical) (USD $) In Millions, unless otherwise specified	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Statement of Cash Flows
Issuance cost, senior notes	$ 6	$ 2